Fair Value Measurements (Details) - USD ($)	3 Months Ended		5 Months Ended	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2021
Private Placement [Member]
Fair Value Measurements (Details) [Line Items]
Fair value of private warrants	$ 2,793,557	$ 3,897,673	$ 1,132,164	$ 6,575,140